SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Operating Income by Segment
The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2018
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$20,065	$30,929	$32,487	$9,697	$-	$93,178
Intersegment revenues	4,642	415	-	-	(5,057)	-
Total revenues	24,707	31,344	32,487	9,697	(5,057)	93,178

Cost of revenues	25,612	27,659	28,561	8,298	(5,343)	84,787
Gross profit (loss)	(905)	3,685	3,926	1,399	286	8,391

Research and development	287	98	-	168	-	553
Selling and marketing	1,512	1,660	1,324	417	-	4,913
General and administrative	2,384	2,375	2,631	1,169	-	8,559
Other income	(2)	-	(2)	-	-	(4)
Operating income (loss)	$(5,086)	$(448)	$(27)	$(355)	$286	$(5,630)
Financial expenses, net						102
Income (loss) before taxes on income (tax benefit)						(5,732)

	Year ended December 31, 2017
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$27,898	$34,615	$33,009	$11,005	$-	$106,527
Intersegment revenues	3,339	197	-	-	(3,536)	-
Total revenues	31,237	34,812	33,009	11,005	(3,536)	106,527

Cost of revenues	25,535	26,085	29,026	9,057	(3,620)	86,083
Gross profit	5,702	8,727	3,983	1,948	84	20,444

Research and development	398	169	-	164	-	731
Selling and marketing	1,968	1,358	1,213	435	-	4,974
General and administrative	2,072	3,182	3,049	1,106	-	9,409
Other expenses	-	-	53	-	-	53
Operating income (loss)	$1,264	$4,018	$(332)	$243	$84	$5,277
Financial expenses, net						338
Income before taxes on income						4,939

	Year ended December 31, 2016
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Other	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$23,515	$31,440	$31,630	$9,209	$-	$-	$95,794
Intersegment revenues	4,740	989	-	-	-	(5,729)	-
Total revenues	28,255	32,429	31,630	9,209		(5,729)	95,794

Cost of revenues	24,028	23,440	27,423	7,610	-	(5,744)	76,757
Gross profit	4,227	8,989	4,207	1,599	-	15	19,037

Research and development	758	210	29	143	-	-	1,140
Selling and marketing	1,544	1,105	792	435	-	-	3,876
General and administrative	2,539	2,915	3,473	1,096	-	-	10,023
Other expenses (income)	-	-	-	-	(138)	-	(138)
Operating income (loss)	$(614)	$4,759	$(87)	$(75)	$138	$15	$4,136
Financial expenses, net							154
Income before taxes on income							3,982

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2018
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	26,171	33,794	27,687	11,100	4,535	103,287
Depreciation and amortization	1,476	1,044	705	960	-	4,185
Expenditure for segment assets	2,665	588	764	144	-	4,161
	Year ended December 31, 2017
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	29,411	35,067	27,276	11,915	8,326	111,995
Depreciation and amortization	1,299	1,029	653	960	-	3,941
Expenditure for segment assets	1,769	866	847	402	-	3,884
	Year ended December 31, 2016
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	28,885	34,729	27,246	11,616	9,500	111,976
Depreciation and amortization	1,199	898	542	997	-	3,636
Expenditure for segment assets	1,437	1,266	2,686	505	-	5,894